Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Significant Components of Deferred Tax Assets	Significant components of the Company’s deferred tax assets are as follows:

	December 31, 2025	December 31, 2024
	USD thousands	USD thousands
Deferred tax assets:
Operating loss carryforwards	3,653	2,408
Accruals	55	46
Research and development expenses	664	452
Lease liability	57	69
Total deferred tax assets	4,429	2,975

Deferred tax liabilities:
ROU asset	(57)	(68)
Total deferred tax liabilities	(57)	(68)
Valuation allowance	(4,372)	(2,907)
Net deferred tax assets after valuation allowance	—	—

Schedule of Reconciliation of the Beginning and Ending Valuation Allowance

The following table presents the reconciliation of the beginning and ending valuation allowance:

USD thousands
Balance as of December 31, 2023	(1,975)
Additions	(932)
Balance as of December 31, 2024	(2,907)
Additions	(1,465)
Balance as of December 31, 2025	(4,372)

Schedule of Income Tax Benefit

The following presents the adjustment between the theoretical income tax benefit that would result from applying the corporate Israeli tax rate to loss before income taxes amount and the reported tax on income included in the financial statements:

	December 31, 2025	December 31, 2024
	USD thousands	USD thousands
Loss before income taxes	(12,798)	(15,596)
Statutory income tax rate	23%	23%
Computed “expected” income tax benefit	(2,944)	(3,587)
Foreign tax rate differences	(1)	(1)
Reduced taxes on preferred enterprises	1,228	1,702
Non deductible share-based compensation	358	185
Exchange rate differences	(103)	41
Nondeductible expenses	12	742
Other	6	—
Change in valuation allowance	1,465	932
Tax on income	21	14